Long Term Investments - Summary of Equity and Cost Method Investments (Parenthetical) (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Jul. 07, 2017	Jun. 08, 2016	Jan. 21, 2016	Aug. 18, 2015	Feb. 13, 2015	Jan. 09, 2015
Investment [Line Items]
Share of income (loss) on equity method investments		$ 5,889,000		$ 3,471,000		$ 370,000
Impairment loss on long-term investments		4,386,000		5,765,000
Xish International Limited [Member]
Investment [Line Items]
Percentage of shares acquired recorded as available for sale debt security									17.30%
Share purchase agreement, consideration paid				9,000,000
Impairment loss on long-term investments		4,386,000		4,614,000
Jingwei Chuangteng (Hangzhou) L.P. [Member]
Investment [Line Items]
Equity method investments	[1]	$ 7,419,000		$ 4,191,000
Percentage of ownership		2.40%		2.40%								4.90%
Share of income (loss) on equity method investments		$ 1,717,000		$ 633,000		366,000
Payment of equity method investment		4,744,000
Beijing Autobot Venture Capital L.P. [Member]
Investment [Line Items]
Equity method investments		$ 8,478,000	[2]	$ 6,736,000	[2]						$ 4,823,000
Equity method investments, further financing						1,529,000
Percentage of ownership		26.70%		26.70%							31.90%
Share of income (loss) on equity method investments		$ 1,239,000		$ 771,000		274,000
Payment of equity method investment				6,352,000
Hangzhou Aqua Ventures Investment Management L.P. [Member]
Investment [Line Items]
Equity method investments		12,986,000	[3]	9,187,000	[3]					$ 7,930,000
Percentage of ownership										42.70%
Share of income (loss) on equity method investments		3,088,000		2,134,000		$ 89,000
Hunan Qindao Cultural Spread Ltd. [Member]
Investment [Line Items]
Percentage of shares acquired recorded as available for sale debt security								16.00%
Unrealized holding gains				$ 0
Payments to acquire available-for-sale securities, equity		$ 4,441,000
Investment due to lack of ability to exercise significant influence							$ 0

[1]	On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. ("Jingwei"). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for $4,744, which had been paid as of December 31, 2017. Due to Jingwei's further rounds of financing, the Group's partnership interest was diluted to 2.4% as of December 31, 2016 and 2017. The Group recognized its share of partnership profit in Jingwei of $366, $633 and $1,717 during the year ended December 31, 2015, 2016 and 2017, respectively.
[2]	On February 13, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Beijing Autobot Venture Capital L.P. ("Autobot"). According to the partnership agreement, the Group committed to subscribe 31.9% partnership interest in Autobot for $4,823. Autobot had further rounds of financing, of which the Group subscribed for $1,529. Due to Autobot's further round of financing, the Group's partnership interest was diluted to 26.7% as of December 31, 2016 and 2017. The committed subscription and further round of financing subscription amount, $6,352, was paid as of December 31, 2016. The Group recognized its share of partnership profit in Autobot of $274, $771 and $1,239 during the year ended December 31, 2015, 2016 and 2017, respectively.
[3]	On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. ("Aqua"). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for $7,930. The committed subscription amount had been fully paid as of December 31, 2016. The Group recognized its share of partnership profit in Aqua of $89, $2,134 and $3,088 during the years ended December 31, 2015, 2016 and 2017, respectively.